Material accounting policies - Significant accounting judgements, estimates and assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Summary of significant accounting policies
Receivables related to tax credits.	€ 5,544	€ 5,281	€ 5,105
Goodwill	43,391	43,158	44,155	€ 18,726
Impairment charges on goodwill	0	4,228	672
AM Flow fair value	0
Convertible loan
Summary of significant accounting policies
Notional amount								€ 2,500
Financial assets	€ 3,994
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Convertible loan | WACC
Summary of significant accounting policies
Significant unobservable input, assets	13.04
Convertible loan to AM flow
Summary of significant accounting policies
Notional amount						€ 300
AM flow shares
Summary of significant accounting policies
Financial assets, at fair value		0			€ 307
Downward fair value adjustment in OCI		(307)
Investment in essentium shares
Summary of significant accounting policies
Financial assets							€ 3,300
Essentium fair value				0
Fair value adjustment in equity investment				€ 3,443
Capitalized development expenses
Summary of significant accounting policies
Capitalized development expenses	€ 1,375	€ 1,577	€ 2,438